ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Related party		Total current and non current liabilities
Current liabilities		$ 661,602	$ 812
Non current liabilities			396,423
Delta Airlines, Inc.[Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		Delta Airlines, Inc.
Relationship		Shareholder
Country of origin		U.S.A.
Currency		US$
Current liabilities		$ 2,268	805
Non current liabilities
Inversora Aeronáutica Argentina S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		Inversora Aeronáutica Argentina S.A.
Relationship		Related director
Country of origin		Argentina
Currency		US$
Current liabilities		$ 5
Non current liabilities
Patagonia Seafarms INC [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		Patagonia Seafarms INC
Relationship		Related director
Country of origin		U.S.A.
Currency		US$
Current liabilities		$ 7	7
Costa Verde Aeronautica S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		81.062.300-4
Related party	[1]	Costa Verde Aeronautica S.A. (*)
Relationship		Shareholder
Country of origin		Chile
Currency		US$
Current liabilities		$ 175,819
Non current liabilities			105,713
QA Investments Ltd [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party	[1]	QA Investments Ltd (*)
Relationship		Common shareholder
Country of origin		Jersey Channel Islands
Currency		US$
Current liabilities		$ 219,774
Non current liabilities			132,141
QA Investments 2 Ltd [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party	[1]	QA Investments 2 Ltd (*)
Relationship		Common shareholder
Country of origin		Jersey Channel Islands
Currency		US$
Current liabilities		$ 219,774
Non current liabilities			132,141
Lozuy S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party	[1]	Lozuy S.A. (*)
Relationship		Common shareholder
Country of origin		Uruguay
Currency		US$
Current liabilities		$ 43,955
Non current liabilities			$ 26,428

[1]	Corresponds to drawdowns of Tranche C of the DIP loan (See Note 3.1c)